Consolidated Condensed Schedules Of Investments (The Frontier Fund) (USD $)	Dec. 31, 2011		Dec. 31, 2010
U.S. Treasury Note 3.875% Due 02/15/2013 (Cost $38,125,391) [Member]
Investment Owned, Underlying Face Amount, at Market Value	$ 36,500,000.00	[1]	$ 36,500,000.00	[1]
U.S. Treasury Note 4.000% Due 02/15/2015 (Cost $38,016,039) [Member]
Investment Owned, Underlying Face Amount, at Market Value	36,700,000.00	[1]	36,700,000.00	[1]
The Frontier Fund [Member] | Total Open Trade Equity (Deficit) [Member]
Investment Owned, at Fair Value	(9,893,026)	[2]	18,618,399	[3]
Investment Owned, Percent of Net Assets	(1.54%)	[2]	2.07%	[3]
The Frontier Fund [Member] | U.S. Treasury Note 3.875% Due 02/15/2013 (Cost $38,125,391) [Member]
Investment Owned, Percent of Net Assets	5.95%		4.40%
Investment Owned, Underlying Face Amount, at Market Value	37,943,670		38,993,970
The Frontier Fund [Member] | U.S. Treasury Note 4.000% Due 02/15/2015 (Cost $38,016,039) [Member]
Investment Owned, Percent of Net Assets	6.40%		4.54%
Investment Owned, Underlying Face Amount, at Market Value	40,816,333		40,204,959
The Frontier Fund [Member] | Total U.S. Treasury Note Fair Value [Member]
Investment Owned, Percent of Net Assets	12.35%		8.94%
Investment Owned, Underlying Face Amount, at Market Value	78,760,003		79,198,929
The Frontier Fund [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(1,511,157)	[2]	6,478,548	[3]
Investment Owned, Percent of Net Assets	(0.24%)	[2]	0.73%	[3]
The Frontier Fund [Member] | Long Futures Contracts [Member] | Copper @ Comex Settling 5/1/2011, (Number Of Contracts: 3,001) [Member]
Investment Owned, at Fair Value			43,349,975
Investment Owned, Percent of Net Assets			4.89%
The Frontier Fund [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	(4,401,353)		19,579,755
Investment Owned, Percent of Net Assets	(0.69%)		2.21%
The Frontier Fund [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	891,115		3,826,839
Investment Owned, Percent of Net Assets	0.14%		0.43%
The Frontier Fund [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%		0.00%
The Frontier Fund [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	353,570		177,645
Investment Owned, Percent of Net Assets	0.06%		0.02%
The Frontier Fund [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%		0.00%
The Frontier Fund [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(13,430,017)		35,053,948
Investment Owned, Percent of Net Assets	(2.11%)		3.95%
The Frontier Fund [Member] | Long Futures Contracts [Member] | Crude Oil, Light Settling 4/1/2011, (Number Of Contracts: 3,715) [Member]
Investment Owned, at Fair Value			13,283,070
Investment Owned, Percent of Net Assets			1.50%
The Frontier Fund [Member] | Long Futures Contracts [Member] | Crude Oil, Light Settling 12/1/2012, (Number Of Contracts: 4,149) [Member]
Investment Owned, at Fair Value			16,786,090
Investment Owned, Percent of Net Assets			1.89%
The Frontier Fund [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	(3,481,430)		300,758
Investment Owned, Percent of Net Assets	(0.55%)		0.03%
The Frontier Fund [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	1,352,108		398,247
Investment Owned, Percent of Net Assets	0.21%		0.04%
The Frontier Fund [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, at Fair Value	78,923		19,156
Investment Owned, Percent of Net Assets	0.01%		0.00%
The Frontier Fund [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	4,207,802		502,318
Investment Owned, Percent of Net Assets	0.66%		0.06%
The Frontier Fund [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value	666,559		189,413
Investment Owned, Percent of Net Assets	0.10%		0.02%
The Frontier Fund [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(1,105,701)		3,110,660
Investment Owned, Percent of Net Assets	(0.17%)		0.35%
The Frontier Fund [Member] | Long Futures Contracts [Member] | Silver @ COMEX Settling 12/1/13 (Number Of Contracts: 152) [Member]
Investment Owned, at Fair Value	(11,121,080)
Investment Owned, Percent of Net Assets	(1.74%)
The Frontier Fund [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%		0.00%
The Frontier Fund [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(8,190,181)		19,968,504
Investment Owned, Percent of Net Assets	(1.28%)		2.25%
The Frontier Fund [Member] | Long Futures Contracts [Member] | Sugar #11 Settling 5/1/2011, (Number Of Contracts: 2,735) [Member]
Investment Owned, at Fair Value			11,302,637
Investment Owned, Percent of Net Assets			1.28%
The Frontier Fund [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%		0.00%
The Frontier Fund [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	(3,750)		202,488
Investment Owned, Percent of Net Assets	0.00%		0.02%
The Frontier Fund [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value			12,902
Investment Owned, Percent of Net Assets			0.00%
The Frontier Fund [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	483,160		483,784
Investment Owned, Percent of Net Assets	0.08%		0.05%
The Frontier Fund [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, at Fair Value	5,579		46,157
Investment Owned, Percent of Net Assets	0.00%		0.01%
The Frontier Fund [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	252,897		(686,904)
Investment Owned, Percent of Net Assets	0.04%		(0.08%)
The Frontier Fund [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value	(187,635)		114,086
Investment Owned, Percent of Net Assets	(0.03%)		0.01%
The Frontier Fund [Member] | Long Futures Contracts [Member] | Total Long Futures Contracts [Member]
Investment Owned, at Fair Value	(35,140,591)	[2]	174,500,076	[3]
Investment Owned, Percent of Net Assets	(5.51%)	[2]	19.66%	[3]
The Frontier Fund [Member] | Options Purchased [Member]
Investment Owned, at Fair Value	11,933,138	[2]	31,091,768	[3]
Investment Owned, Percent of Net Assets	1.87%	[2]	3.51%	[3]
The Frontier Fund [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	1,266,138	[2]	(7,598,915)	[3]
Investment Owned, Percent of Net Assets	0.20%	[2]	(0.86%)	[3]
The Frontier Fund [Member] | Short Futures Contracts [Member] | Copper @ Comex Settling 3/1/2011, (Number Of Contracts: 3,501) [Member]
Investment Owned, at Fair Value			(45,828,675)
Investment Owned, Percent of Net Assets			(5.17%)
The Frontier Fund [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	5,601,385		(16,402,753)
Investment Owned, Percent of Net Assets	0.88%		(1.85%)
The Frontier Fund [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	70,134		(184,137)
Investment Owned, Percent of Net Assets	0.01%		(0.02%)
The Frontier Fund [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%		0.00%
The Frontier Fund [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	851,771		(136,851)
Investment Owned, Percent of Net Assets	0.13%		(0.02%)
The Frontier Fund [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value	3,727
Investment Owned, Percent of Net Assets	0.00%		0.00%
The Frontier Fund [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(423,746)		(7,683,430)
Investment Owned, Percent of Net Assets	(0.07%)		(0.87%)
The Frontier Fund [Member] | Short Futures Contracts [Member] | Crude Oil, Light Settling 2/1/2011, (Number Of Contracts: 7,297) [Member]
Investment Owned, at Fair Value			(17,244,770)
Investment Owned, Percent of Net Assets			(1.95%)
The Frontier Fund [Member] | Short Futures Contracts [Member] | Crude Oil, Light Settling 12/1/2011, (Number Of Contracts: 4,955) [Member]
Investment Owned, at Fair Value			(28,698,600)
Investment Owned, Percent of Net Assets			(3.24%)
The Frontier Fund [Member] | Short Futures Contracts [Member] | NYM RBOB GAS Settling 2/1/2011, (Number Of Contracts: 3,239) [Member]
Investment Owned, at Fair Value			(16,575,010)
Investment Owned, Percent of Net Assets			(1.87%)
The Frontier Fund [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	3,495,760		51,020
Investment Owned, Percent of Net Assets	0.55%		0.01%
The Frontier Fund [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value	(1,195)
Investment Owned, Percent of Net Assets	0.00%
The Frontier Fund [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(1,533,678)		(72,074)
Investment Owned, Percent of Net Assets	(0.24%)		(0.01%)
The Frontier Fund [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, at Fair Value	4,052		(10,102)
Investment Owned, Percent of Net Assets	0.00%		0.00%
The Frontier Fund [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	(134,928)		(609,296)
Investment Owned, Percent of Net Assets	(0.02%)		(0.07%)
The Frontier Fund [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value	(94,959)		(325,573)
Investment Owned, Percent of Net Assets	(0.01%)		(0.04%)
The Frontier Fund [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	3,257,794		(3,226,989)
Investment Owned, Percent of Net Assets	0.51%		(0.36%)
The Frontier Fund [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	3,561,139		(5,250,542)
Investment Owned, Percent of Net Assets	0.56%		(0.59%)
The Frontier Fund [Member] | Short Futures Contracts [Member] | Coffee @ CSCE Settling 3/1/2011, (Number Of Contracts: 1,550) [Member]
Investment Owned, at Fair Value			(13,679,100)
Investment Owned, Percent of Net Assets			(1.54%)
The Frontier Fund [Member] | Short Futures Contracts [Member] | Sugar #11 Settling 3/1/2011, (Number Of Contracts: 3,482) [Member]
Investment Owned, at Fair Value			(20,198,035)
Investment Owned, Percent of Net Assets			(2.28%)
The Frontier Fund [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets			0.00%
The Frontier Fund [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	575,745		(54,735)
Investment Owned, Percent of Net Assets	0.09%		(0.01%)
The Frontier Fund [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value	(29,121)
Investment Owned, Percent of Net Assets	0.00%
The Frontier Fund [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(2,153)		102,552
Investment Owned, Percent of Net Assets	0.00%		0.01%
The Frontier Fund [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, at Fair Value	(27,463)
Investment Owned, Percent of Net Assets	0.00%		0.00%
The Frontier Fund [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	(398,770)		79,907
Investment Owned, Percent of Net Assets	(0.06%)		0.01%
The Frontier Fund [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value	137,120		6,129
Investment Owned, Percent of Net Assets	0.02%		0.00%
The Frontier Fund [Member] | Short Futures Contracts [Member] | Total Short Futures Contracts [Member]
Investment Owned, at Fair Value	16,178,752	[2]	(183,539,979)	[3]
Investment Owned, Percent of Net Assets	2.55%	[2]	(20.71%)	[3]
The Frontier Fund [Member] | Options Written [Member]
Investment Owned, at Fair Value	(3,336,326)	[2]	(5,464,104)	[3]
Investment Owned, Percent of Net Assets	(0.52%)	[2]	(0.62%)	[3]
The Frontier Fund [Member] | Currency Forwards [Member]
Investment Owned, at Fair Value	472,001	[2]	2,030,638	[3]
Investment Owned, Percent of Net Assets	0.07%	[2]	0.23%	[3]
The Frontier Fund [Member] | Swaps [Member]
Investment Owned, at Fair Value	6,504,931	[4]	6,459,564	[4]
Investment Owned, Percent of Net Assets	1.02%	[4]	0.73%	[4]
The Frontier Fund [Member] | Swaps [Member] | Total Return Option Basket Swap #1 (Termination Date 6/6/14) [Member]
Investment Owned, at Fair Value			11,407,905
Investment Owned, Percent of Net Assets			1.29%
The Frontier Fund [Member] | Swaps [Member] | Total Return Option Basket Swap #2 (Termination Date 6/6/14) [Member]
Investment Owned, at Fair Value			10,956,772
Investment Owned, Percent of Net Assets			1.24%
The Frontier Fund [Member] | Swaps [Member] | Total Return Option Basket Swap #3 (Termination Date 6/6/14) [Member]
Investment Owned, at Fair Value			26,242,246
Investment Owned, Percent of Net Assets			2.96%
The Frontier Fund [Member] | Swaps [Member] | Total Return Option Basket Swap (Termination Date 11/6/12) [Member]
Investment Owned, at Fair Value	17,706,757		49,811,462
Investment Owned, Percent of Net Assets	2.78%		5.62%
The Frontier Fund [Member] | Swaps [Member] | Total Swaps [Member]
Investment Owned, at Fair Value	24,211,688	[4]	104,877,949	[4]
Investment Owned, Percent of Net Assets	3.80%	[4]	11.84%	[4]
The Frontier Fund [Member] | Investment in Berkeley Quantitative Colorado Fund, LLC (Cost Of $8,487,603) [Member]
Investment Owned, at Fair Value	6,270,844
Investment Owned, Percent of Net Assets	0.98%
The Frontier Fund [Member] | Investment in Berkeley Quantitative Colorado Fund, LLC (Cost Of $10,000,000) [Member]
Investment Owned, at Fair Value			$ 10,157,099
Investment Owned, Percent of Net Assets			1.15%

[1]	Assets have been allocated to each Series based upon ownership in the cash management pool. See Note 2.
[2]	Except for those items disclosed, no individual futures, forwards and option on futures contract position constituted greater than 1 percent of Net Asset Value. Accordingly, the number of contracts and expiration dates are not presented.
[3]	Except as noted, no individual futures, forwards and option on futures contract position constituted greater than 1 percent of Net Asset Value. Accordingly, the number of contracts and expiration dates are not presented.
[4]	See Notes to Financial Statements, Note 4.